STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of fair value assumptions
	2016	2015	2014

Expected dividend yield	N/A	0%	0%
Risk-free interest rate	N/A	1.51%	1.74%
Expected volatility	N/A	111%	68%
Expected option life (in years)	N/A	4.94	5.00

Schedule of continuity of the company's stock options
	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)

Outstanding, December 31, 2014	2,550,000	$0.22	1.75

Granted	1,300,000	$0.20
Expired	(1,950,000)	$0.23

Outstanding, December 31, 2015	1,900,000	$0.20	4.20

Granted	–	–
Expired	–	–
Outstanding, December 31, 2016	1,900,000	$0.20	3.20

Exercisable, December 31, 2016	1,550,000	$0.20	3.10

Schedule of non-vested options and changes
	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2014	400,000	$0.11
Granted	1,300,000	$0.16
Vested	(800,000)	$0.15

Non-vested at December 31, 2015	900,000	$0.15
Vested	(550,000)	$0.14

Non-vested at December 31, 2016	350,000	$0.16

Schedule of stock options
Number of Options	Exercise Price	Expiry Date
600,000	$0.20	April 30, 2019
300,000	$0.20	July 31, 2020
1,000,000	$0.20	September 4, 2020
1,900,000